19. EMPLOYEES BENEFITS (Details 4) - FAF [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	7.49%
Average rate	8.49%
Actuarial liabilities	R$ 2,992,764
Average rate	6.49%
Actuarial liabilities	R$ 3,852,966
Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	3.49%
Average rate	4.49%
Actuarial liabilities	R$ 3,451,715
Average rate	2.49%
Actuarial liabilities	R$ 3,314,607